Schedule of Warrant Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable, beginning balance	179,149	177,347	3,588,870
Warrants issued		1,802
Warrants canceled in reorganization			(3,588,870)
Outstanding and exercisable, ending balance		179,149	177,347	3,588,870
Outstanding and exercisable, Weighted average exercise price		$ 0.013	$ 0.013
Warrants issued in conjunction with Series D financing		$ 0.013
Warrants cancelled			0.013
Outstanding and exercisable, Weighted average exercise price			$ 0.013	$ 0.013
Outstanding and exercisable, ending balance		8 years 7 months 28 days	9 years 6 months 18 days	9 years 8 months 12 days
Outstanding and exercisable, aggregate intrinsic value		$ 892	$ 2,223
Series AB Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants issued	16,000,000
Warrants canceled in reorganization	(10,100,000)
Warrants exercised	(5,900,000)
Warrants issued in conjunction with Series D financing	$ 1.25
Warrants cancelled	1.25
Warrants exercised, Weighted average exercise price	$ 1.25
Outstanding and exercisable, ending balance	0 years
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued	83,120
Outstanding and exercisable, ending balance	83,120
Warrants issued in conjunction with Series D financing	$ 5.00
Outstanding and exercisable, Weighted average exercise price	$ 5.00
Warrants issued	5 years
Outstanding and exercisable, ending balance	4 years 10 months 24 days
Period One [Member] | Series D Warrants Series D Preferred Shares [Member]
Class of Warrant or Right [Line Items]
Warrants issued			152,821
Warrants issued in conjunction with Series D financing			$ 0.013
Period Two [Member] | Series D Warrants Series D Preferred Shares [Member]
Class of Warrant or Right [Line Items]
Warrants issued			24,526
Warrants issued in conjunction with Series D financing			$ 0.013